SEGMENT AND GEOGRAPHIC DATA - Geographic Data Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 31,866	$ 33,891	$ 140,056	[1]	$ 161,338	[1]
Long-lived assets, net of accumulated depreciation and amortization	8,186		8,436	[2],[3]	9,798	[2],[3]
Net assets	39,474		40,428		48,554
Australia
Segment Reporting Information [Line Items]
Revenue	14,862	18,065	70,674	[1]	92,505	[1]
Long-lived assets, net of accumulated depreciation and amortization	14		20	[2]	49	[2]
Net assets	7,448		7,788		9,634
United States
Segment Reporting Information [Line Items]
Revenue	6,510	5,692	26,577	[1]	29,333	[1]
Long-lived assets, net of accumulated depreciation and amortization	6,433		6,667	[2]	7,811	[2]
Net assets	16,751		17,066		22,585
United Kingdon
Segment Reporting Information [Line Items]
Revenue	5,294	5,915	22,900	[1]	24,810	[1]
Long-lived assets, net of accumulated depreciation and amortization	13		16	[2]	33	[2]
Net assets	3,218		3,076		5,084
Other
Segment Reporting Information [Line Items]
Revenue	5,200	$ 4,219	19,905	[1]	14,690	[1]
Long-lived assets, net of accumulated depreciation and amortization	1,726		1,733	[2]	1,905	[2]
Net assets	$ 12,057		$ 12,498		$ 11,251

[1]	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.
[2]	Comprised of property and equipment, intangible and goodwill, net of accumulated depreciation and amortization.
[3]	Comprised of property and equipment, intangible assets and goodwill, net of accumulated depreciation and amortization.